CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Mar. 31, 2014	Dec. 31, 2013
Parentheticals
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, Shares Undesignated	10,000,000	10,000,000
Preferred Stock Series A Convertible shares designated	10,000,000	10,000,000
Preferred Stock, Shares Issued Series A	10,000,000	10,000,000
Preferred Stock, shares outstanding Series A	10,000,000	10,000,000
Preferred Stock Series B Convertible shares designated	15,000,000	15,000,000
Preferred Stock, Shares Issued Series B	15,000,000	15,000,000
Preferred Stock, shares outstanding Series B	15,000,000	15,000,000
Preferred stock Series B par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	84,716,809	82,400,142
Common stock, shares outstanding	84,716,809	82,400,142
Common stock par value	$ 0.001	$ 0.001